Note to Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net income	$ 16,242	$ 455,555
Adjustments to reconcile net income to net cash generated from/(used in) operating activities
Depreciation and amortization	7,072	6,118
Impairment of an intangible asset	8,941
Share-based compensation expense-share options	971	1,552
Share-based compensation expense-LTIP	3,991	7,691
Equity in earnings of equity investees, net of tax	(3,798)	(23,125)
Dilution loss of investment in ImageneBio, Inc.	1,107
Gain from divestment of equity investee		(477,456)
Dividends received from SHPL	13,343	6,987
Changes in right-of-use assets	(4,187)	685
Other adjustments	(1,564)	1,921
Changes in operating assets and liabilities
Accounts receivable	9,197	8,596
Other receivables, prepayments and deposits	323	(4,943)
Amounts due from related parties	(764)	204
Inventories	222	2,095
Accounts payable	(11,887)	1,204
Other payables and accruals	(5,202)	(37,433)
Lease liabilities	3,720	(904)
Amounts due to related parties	(638)	142
Deferred revenue	(23,917)	(22,718)
Others	(949)	935
Total changes in operating assets and liabilities	(29,895)	(52,822)
Net cash generated from/(used in) operating activities	$ 12,223	$ (72,894)